UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-4888

Dreyfus Short-Intermediate Government Fund (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	5/31
Date of reporting period:	2/28/2009

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Short-Intermediate Government Fund
February 28, 2009 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--93.1%	Rate (%)	Date	Amount ($)	Value ($)
Bank & Finance--5.3%
Citigroup,
Gtd. Notes	2.88	12/9/11	2,100,000	2,145,713
General Electric Capital,
Gtd. Notes	3.00	12/9/11	2,200,000	2,250,468
JPMorgan Chase & Co.,
Gtd. Notes	3.13	12/1/11	4,000,000 a	4,118,464
Regions Bank,
Gtd. Notes	3.25	12/9/11	2,000,000	2,052,176
Wells Fargo & Co.,
Gtd. Notes	3.00	12/9/11	1,130,000 a	1,160,831
				11,727,652
U.S. Government Agencies--48.3%
Federal Home Loan Banks,
Bonds	0.40	9/14/09	2,700,000 b	2,699,060
Federal Home Loan Banks,
Bonds, Ser. 1	0.41	9/18/09	5,000,000 b	4,998,115
Federal Home Loan Banks,
Bonds	4.55	6/22/10	4,360,000	4,536,763
Federal Home Loan Mortgage Corp.,
Notes	2.13	3/23/12	20,000,000 c	19,998,480
Federal Home Loan Mortgage Corp.,
Notes	3.00	4/1/11	2,240,000 c	2,243,356
Federal Home Loan Mortgage Corp.,
Notes	5.63	3/15/11	15,400,000 c	16,632,200
Federal National Mortgage
Association, Notes	2.00	1/9/12	18,000,000 c	18,092,844
Federal National Mortgage
Association, Notes	3.00	4/1/11	2,240,000 c	2,243,286
Federal National Mortgage
Association, Notes	4.20	6/8/09	5,800,000 c	5,853,691
Federal National Mortgage
Association, Notes	6.63	9/15/09	26,250,000 c	27,040,361
Small Business Administration
Participation, Gov't Gtd.
Ctfs., Ser. 20G	6.85	7/1/17	1,928,158	2,026,723
				106,364,879
U.S. Government Agencies/Mortgage-Backed--22.2%
Federal Home Loan Mortgage Corp.:
3.50%, 9/1/10			247,809 c	247,356
4.00%, 1/1/10 - 4/1/10			11,402,184 c	11,541,534
4.50%, 2/1/10 - 9/1/14			2,493,783 c	2,553,295
5.00%, 5/1/10 - 1/1/11			4,390,344 c	4,523,055
Structured Pass-Through
Secs., Ser. T-7, Cl. A6,
7.03%, 8/25/28			59,851 b,c	57,290
Federal National Mortgage Association:
4.00%, 2/1/10 - 10/1/10			2,786,559 c	2,839,276
4.50%, 11/1/14			1,139,515 c	1,165,551
5.00%, 12/1/09			1,110,615 c	1,111,241
5.50%, 9/1/14 - 4/1/16			1,069,626 c	1,114,792
Ser. 2002-83, REMICS,

Cl. DH, 5.00%, 9/25/17	2,260,002 c	2,312,889
Whole Loan, Ser. 2001-W2,
Cl. AF6, 6.59%, 10/25/31	2,122,073 b,c	1,922,654
Government National Mortgage Association I:
Ser. 2004-43, Cl. A, 2.82%,
12/16/19	481,193	477,385
Ser. 2004-97, Cl. AB,
3.08%, 4/16/22	602,617	598,467
Ser. 2006-42, Cl. A, 3.30%,
2/16/30	1,958,393	1,945,623
Ser. 2004-77, Cl. A, 3.40%,
3/16/20	426,057	425,325
Ser. 2005-90, Cl. A, 3.76%,
9/16/28	1,059,149	1,057,637
Ser. 2006-39, Cl. A 3.77%,
6/16/25	872,415	871,660
Ser. 2005-34, Cl. A, 3.96%,
9/16/21	409,101	409,263
Ser. 2005-79, Cl. A 4.00%,
10/16/33	487,008	488,239
Ser. 2005-50, Cl. A, 4.02%,
10/16/26	1,009,695	1,012,382
Ser. 2005-29, Cl. A, 4.02%,
7/16/27	849,385	851,021
Ser. 2005-42, Cl. A, 4.05%,
7/16/20	1,144,613	1,147,243
Ser. 2006-6, Cl. A, 4.05%,
10/16/23	191,449	191,822
Ser. 2004-51, Cl. A, 4.15%,
2/16/18	276,780	277,500
Ser. 2006-30, Cl. A, 4.18%,
4/16/28	1,259,899	1,265,650
Ser. 2006-3, Cl. A, 4.21%,
1/16/28	1,054,730	1,060,104
Ser. 2005-67, Cl. A, 4.22%,
6/16/21	878,687	880,998
Ser. 2006-5, Cl. A 4.24%,
7/16/29	1,546,610	1,555,156
Ser. 2005-52, Cl. A, 4.29%,
1/16/30	426,944	429,402
Ser. 2005-59, Cl. A, 4.39%,
5/16/23	383,236	385,711
Ser. 2005-32, Cl. B, 4.39%,
8/16/30	971,362	978,096
Ser. 2005-87, Cl. A, 4.45%,
3/16/25	656,346	661,469
Ser. 2006-18, Cl. A, 4.97%,
12/16/21	1,635,747	1,649,696
Ser. 2006-32, Cl. A, 5.08%,
1/16/30	842,769	858,860
		48,867,642
U.S. Treasury Notes--17.3%
1.13%, 1/15/12	8,500,000	8,441,571
4.63%, 8/31/11	25,000,000 a	27,117,200
4.88%, 4/30/11	2,200,000	2,380,299
		37,939,070
Total Bonds and Notes
(cost $203,478,995)		204,899,243

	Principal
Short-Term Investments--.1%	Amount ($)	Value ($)
U.S. Treasury Bills;
0.04%, 3/5/09
(cost $199,999)	200,000 [d]	199,998

Other Investment--7.3%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $16,115,000)	16,115,000 [e]	16,115,000

Investment of Cash Collateral for
Securities Loaned--14.1%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $31,045,152)	31,045,152 [e]	31,045,152

Total Investments (cost $250,839,146)	114.6%	252,259,393
Liabilities, Less Cash and Receivables	(14.6%)	(32,094,553)
Net Assets	100.0%	220,164,840

a	All or a portion of these securities are on loan. At February 28, 2009, the total market value of the fund's securities on loan is $29,844,033 and the total market value of the collateral held by the fund is $31,045,152.
b	Variable rate security--interest rate subject to periodic change.
c	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.
d	All or partially held by a broker as collateral for open financial futures positions.
e	Investment in affiliated money market mutual fund.

At February 28,2009, the aggregate cost of investment securities for income tax purposes was $250,839,146.

Net unrealized appreciation on investments was $1,420,247 of which $1,965,464 related to appreciated investment securities and $545,217 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES February 28, 2009

				Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 2/28/2009 ($)
Financial Futures Long
U.S. Treasury 2-Year Notes	105	22,743,985	June 2009	8,203
Gross Unrealized Appreciation				8,203

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. These investments require initial margin deposits with a broker, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of
Trade on which the contract is traded and is subject to change.

Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in the market value of the contracts at the close of each day’s trading.Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the fund recognizes a realized gain or loss.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2009 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 -Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investment in Securities	47,160,152	205,099,241	0	252,259,393
Other Financial Instruments+	8,203	0	0	8,203
Liabilities ($)
Other Financial Instruments+	0	0	0	0

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and any options contracts.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Short-Intermediate Government Fund

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 23, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	April 23, 2009

EXHIBIT INDEX

                (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)